Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 16,599,897	$ 8,839,402
Restricted cash		44,398,144	110,925
Marketable securities			260,417
Short term investments			1,111,483
Accounts receivable, net of allowance for credit losses of $3,417,845, and $2,073,836 as of December 31, 2022 and 2021		26,011,486	16,759,840
Prepaid expenses and other current assets		4,963,268	2,250,303
Total current assets		91,972,795	29,332,370
Property and equipment, net		4,658,579	8,733,023
Operating lease right-of-use assets		4,038,350	2,700,886
Goodwill		61,994,758	62,387,725
Intangible assets, net		10,689,108	11,516,398
Other assets		2,882,015	3,103,744
Total assets		176,235,605	117,774,146
Current liabilities
Current portion of long-term borrowings		2,783,060	7,785,066
Accounts payable		9,992,164	9,033,635
Accrued expenses and other current liabilities		20,004,468	7,267,190
Operating lease liabilities		936,685	563,862
Total current liabilities		33,716,377	24,649,753
Long-term borrowings, less current portion		85,563,588	10,685,089
Long-term operating lease liabilities		3,299,259	2,223,501
Deferred tax liability, net		88,346,648
Warrant liabilities	[1]	16,765,776	5,376,932
Other liabilities		731,100	190,521
Total liabilities		140,076,100	43,125,796
Redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value, 307,299.000 shares authorized; 307,298.151, and 307,298.151, shares issued and outstanding as of December 31, 2022 and 2021 respectively; redemption amount of $253,045,305, and $253,045,305 as of December 31, 2022 and 2021 respectively		207,417,237	207,417,237
Stockholders’ Deficit
Common stock, $0.0001 par value; 192,701.000 shares authorized; 77,057.894 and 71,963.894 shares issued and outstanding as of December 31, 2022 and 2021 respectively.		8	7
Additional paid-in-capital		70,900,679	4,399,815
Accumulated deficit		(240,787,341)	(136,369,447)
Accumulated other comprehensive loss		(1,371,078)	(799,262)
Total stockholders’ deficit		(171,257,732)	(132,768,887)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit		176,235,605	117,774,146
Kludein I Acquisition Corp.
Current assets
Cash and cash equivalents		101,161	400,073
Total current assets		101,161	400,073
Cash and marketable securities held in Trust Account		107,332,749	172,580,609
Total assets		107,433,910	172,980,682
Current liabilities
Accounts payable and accrued expenses		2,611,826	637,375
Income taxes payable		124,974
Working Capital Loan		421,900
Near Extension Note		686,690
Extension Funds from Sponsor		1,373,380
Total current liabilities		5,218,770	637,375
Deferred tax liability, net		71,622
Warrant liabilities		1,106,000	8,311,710
Deferred underwriting fee payable		6,037,500	6,037,500
Total liabilities		12,433,892	14,986,585
Redeemable convertible preferred stock
Commitments and contingencies
Class A common stock subject to possible redemption; 10,404,394 and 17,250,000 shares at redemption value of $10.30 and $10.00 as of December 31, 2022 and 2021, respectively		107,207,356	172,500,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 280,000,000 shares authorized; none issued or outstanding (excluding 10,404,394 and 17,250,000 shares subject to possible redemption as of December 31, 2022 and 2021, respectively)
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 4,312,500 shares issued and outstanding as of December 31, 2022 and 2021		431	431
Additional paid-in-capital
Accumulated deficit		(12,207,769)	(14,506,334)
Total stockholders’ deficit		(12,207,338)	(14,505,903)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit		$ 107,433,910	$ 172,980,682

[1]	The fair value of the marketable securities are valued using the closing NAV.